SHARE CAPITAL: (Schedule of Underlying Data Used for Computing the Fair Value of the Options) (Details) - Share options [Member] - $ / shares	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Employees and directors [Member]
Share-based compensation [Line Items]
Value of ordinary share		$ 4.8
Dividend yield	0.00%	0.00%
Expected volatility		66.70%
Expected volatility, minimum	63.40%
Expected volatility, maximum	64.90%
Risk-free interest rate		2.22%
Risk-free interest rate, minimum	1.38%
Risk-free interest rate, maximum	1.98%
Expected term	6 years	7 years
Employees and directors [Member] | Minimum [Member]
Share-based compensation [Line Items]
Value of ordinary share	$ 7.53
Employees and directors [Member] | Maximum [Member]
Share-based compensation [Line Items]
Value of ordinary share	$ 11.99
Consultants and other service providers [Member]
Share-based compensation [Line Items]
Value of ordinary share		$ 4.8
Dividend yield		0.00%
Expected volatility		62.00%
Risk-free interest rate		1.96%
Expected term		6 years